OPERATING LEASE - Schedule of Maturities of Operating Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASE
2023	¥ 154,865
2024	82,310
2025	49,935
2026	25,451
2027	1,833
Total undiscounted lease payments	314,394
Less: imputed interest	(19,365)
Total operating lease liabilities	¥ 295,029	¥ 310,896